SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income (loss)
Balances, beginning of the year		R$ 18,087,969	R$ 12,025,934	R$ 11,616,610
Gain (loss) on conversion of financial statements and on foreign investments	[1]	(2,857)	45,819	137,546
Balances, end of the year		7,337,378	18,087,969	12,025,934
Other reserves
Other comprehensive income (loss)
Balances, beginning of the year		2,221,341	2,321,708
Actuarial loss		(22,037)	(95,628)
Gain on conversion of financial asset and fair value		4,151	2,360
Gain (loss) on conversion of financial statements and on foreign investments		(2,857)	45,819
Realization of deemed cost, net of taxes			(52,918)
Partial Realization of deemed cost, net of taxes		(70,654)
Balances, end of the year		2,129,944	2,221,341	2,321,708
Debenture conversion 5th issue
Other comprehensive income (loss)
Balances, beginning of the year		(45,746)	(45,746)
Balances, end of the year		(45,746)	(45,746)	(45,746)
Actuarial loss
Other comprehensive income (loss)
Balances, beginning of the year		(194,118)	(98,490)
Actuarial loss		(22,037)	(95,628)
Balances, end of the year		(216,155)	(194,118)	(98,490)
Exchange variation and fair value of financial assets
Other comprehensive income (loss)
Balances, beginning of the year		2,360	0
Gain on conversion of financial asset and fair value		4,151	2,360
Balances, end of the year		6,511	2,360	0
Exchange variation on conversion of financial statements of foreign subsidiaries
Other comprehensive income (loss)
Balances, beginning of the year		209,987	164,168
Gain (loss) on conversion of financial statements and on foreign investments		(2,857)	45,819
Balances, end of the year		207,130	209,987	164,168
Deemed Cost
Other comprehensive income (loss)
Balances, beginning of the year		2,248,858	2,301,776
Realization of deemed cost, net of taxes			(52,918)
Partial Realization of deemed cost, net of taxes		(70,654)
Balances, end of the year		R$ 2,178,204	R$ 2,248,858	R$ 2,301,776

[1]	As of December 31, 2020 includes the exchange variation related to investments abroad of wholly-owned subsidiaries whose functional currencies are different from the Brazilian Real (notes 3.1.1 and 3.2.5). As of December 31, 2019 and 2018 includes the (i) exchange variation related to investments abroad of wholly-owned subsidiaries and (ii) hyperinflation referring to the wholly owned subsidiary Stenfar (note 3.2.6).